Supplemental Guarantor Condensed Consolidating Financial Statements (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 29,796	$ 63,815	$ 69,433
Restricted cash		4,900
Accounts receivable, net	16,570	10,555
Prepaid insurance and other assets	5,207	8,689
Deferred tax assets	79	2,475
Total current assets	51,652	90,434
Satellites and equipment, net	641,835	550,434
Concessions, net	39,020	39,239
Intangible assets and other assets	9,457	31,924
Deferred financing cost	8,054	11,390
Guarantee deposits and other assets	3,072	1,016
Deferred tax assets	61,351
Non-current assets held for sale	7,444	21,656
Total	821,885	746,093	665,329
Current liabilities:
Accounts payable, accrued expenses and other	89,022	42,912
Deferred revenue	3,467	3,605
Income tax payable	35	11
Total current liabilities	92,524	46,528
Debt obligations	360,000	360,000
Deferred revenue and other liabilities	29,481	27,317
Non-current liabilities held for sale	2,680	3,272
Deferred tax liabilities		7,366
Total liabilities	484,685	444,483
Shareholders' equity:
Paid-in capital	315,662	275,662
Retained earnings	20,331	22,334
Additional paid-in capital	1,207
Noncontrolling interest		3,614
Total shareholders' equity	337,200	301,610	260,291
Total	821,885	746,093
Satmex Issuer
Current assets:
Cash and cash equivalents	25,244	58,873	65,393
Restricted cash		4,900
Accounts receivable, net	14,936	8,760
Prepaid insurance and other assets	4,985	8,552
Deferred tax assets		1,566
Total current assets	45,165	82,651
Satellites and equipment, net	641,772	550,351
Concessions, net	39,020	39,239
Due from related parties	3,503	4,003
Intangible assets and other assets	8,127	30,772
Investment in subsidiaries		4,271
Deferred financing cost	8,054	11,390
Guarantee deposits and other assets	2,884
Deferred tax assets	60,284
Non-current assets held for sale	7,444	18,042
Total	816,253	740,719
Current liabilities:
Accounts payable, accrued expenses and other	72,821	41,286
Deferred revenue	3,467	3,605
Total current liabilities	76,288	44,891
Debt obligations	360,000	360,000
Deferred revenue and other liabilities	29,339	27,317
Investment in subsidiaries	10,746
Non-current liabilities held for sale	2,680	3,272
Deferred tax liabilities		7,243
Total liabilities	479,053	442,723
Shareholders' equity:
Paid-in capital	315,662	275,662
Retained earnings	20,331	22,334
Additional paid-in capital	1,207
Total shareholders' equity	337,200	297,996
Total	816,253	740,719
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	879	921	989
Accounts receivable, net	3,343	3,006
Prepaid insurance and other assets	221	129
Deferred tax assets		909
Total current assets	4,443	4,965
Satellites and equipment, net	63	83
Intangible assets and other assets	1,330	2,168
Guarantee deposits and other assets	188
Deferred tax assets	1,067
Total	7,091	7,216
Current liabilities:
Accounts payable, accrued expenses and other	3,684	3,240
Total current liabilities	3,684	3,240
Deferred revenue and other liabilities	3,645	4,003
Deferred tax liabilities		15
Total liabilities	7,329	7,258
Shareholders' equity:
Paid-in capital	100	100
Retained earnings	(338)	(142)
Total shareholders' equity	(238)	(42)
Total	7,091	7,216
Non Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	3,673	4,021	3,051
Accounts receivable, net	5,539	3,532
Prepaid insurance and other assets	1	8
Deferred tax assets	79
Total current assets	9,292	7,561
Due from related parties	896	960
Total	10,188	8,521
Current liabilities:
Accounts payable, accrued expenses and other	19,765	3,128
Income tax payable	35	11
Total current liabilities	19,800	3,139
Deferred revenue and other liabilities	896	960
Investment in subsidiaries	14
Deferred tax liabilities		108
Total liabilities	20,710	4,207
Shareholders' equity:
Paid-in capital	36,000
Retained earnings	(46,522)	4,314
Total shareholders' equity	(10,522)	4,314
Total	10,188	8,521
Eliminations upon consolidation
Current assets:
Accounts receivable, net	(7,248)	(4,743)
Total current assets	(7,248)	(4,743)
Due from related parties	(4,399)	(4,963)
Investment in subsidiaries		(4,271)
Non-current assets held for sale		3,614
Total	(11,647)	(10,363)
Current liabilities:
Accounts payable, accrued expenses and other	(7,248)	(4,742)
Total current liabilities	(7,248)	(4,742)
Deferred revenue and other liabilities	(4,399)	(4,963)
Investment in subsidiaries	(10,760)
Total liabilities	(22,407)	(9,705)
Shareholders' equity:
Paid-in capital	(36,100)	(100)
Retained earnings	46,860	(4,172)
Noncontrolling interest		3,614
Total shareholders' equity	10,760	(658)
Total	$ (11,647)	$ (10,363)